EMERGEN ENERGY LLC INTANGIBLE ASSETS – BESS and Solar Development Projects (Details Narrative)	Apr. 24, 2024 USD ($) $ / shares shares
Goodwill and Intangible Assets Disclosure [Abstract]
Number of shares acquired | shares	222,222,000
Investment owned, net assets, percentage	100.00%
Shares issued, price per share | $ / shares	$ 0.10
Number of vakue acquired | $	$ 22,222,200